Income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions, Rp in Billions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income tax
Income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%
Profits		¥ 32,026	$ 4,579		¥ 105,898	¥ (27,046)
Unrecognized uncertain tax positions		0
Interest and penalties related to potential underpaid income tax expenses		0
Income/(Loss) before income tax		¥ 32,022	$ 4,578		¥ 106,116	¥ (27,074)
Indonesia
Income tax
Income tax rate (as a percent)		22.00%	22.00%	22.00%
Hong Kong
Income tax
Net operating losses carryforwards		¥ 25,000
PRC
Income tax
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Preferential tax rate		15	15	15
Number of years to enjoy preferential tax rate		three years	three years	three years
Net operating losses carryforwards		¥ 1,353,000
Income/(Loss) before income tax		¥ 82,315
PRC | Minimum
Income tax
Net operating loss carryforwards, expiration date		Dec. 31, 2026	Dec. 31, 2026	Dec. 31, 2026
PRC | Maximum
Income tax
Net operating loss carryforwards, expiration date		Dec. 31, 2033	Dec. 31, 2033	Dec. 31, 2033
Non PRC
Income tax
Income/(Loss) before income tax		¥ (50,293)
First 2 million | Hong Kong
Income tax
Income tax rate (as a percent)		8.25%	8.25%	8.25%
Profits | $	$ 2
Above 2 million | Hong Kong
Income tax
Income tax rate (as a percent)		16.50%	16.50%	16.50%
Profits | $	$ 2
Gross turnover up to IDR 4.8 billion | Indonesia
Income tax
Percentage of tax discount applies to small enterprises		50.00%	50.00%	50.00%
Maximum gross turnover small enterprise | Rp				Rp 4.8